Approval of the Financial Statements	12 Months Ended
Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Approval of the Financial Statements
16.	APPROVAL OF THE FINANCIAL STATEMENTS
These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on May 28, 2026.